UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):   [   ] is a restatement.
                                          [   ] adds new holding
                                                entries.

Institutional Investment Manager Filing this Report:

Name:      Institutional Capital LLC
Address:   225 West Wacker Drive, Suite 2400
           Chicago, Illinois  60606

Form 13F File No:  28-16
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Brian E. Franc
Title:      Executive Vice President and Chief Compliance Officer
Phone:      (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois   11/3/2010
--------------------   -----------------   ----------
     (Signature)         (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number               Name
---------------      ----------------------
028-01190            Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            45

Form 13F Information Table Value Total:  $ 11,721,744
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None
                                            ----

                                                  FORM 13F INFORMATION TABLE

                                                   INSTITUTIONAL CAPITAL LLC
                                                           FORM 13F
                                                           30-Sep-10
                                                                                                         Voting Authority
                                                                                                      -----------------------
                               Title of                Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                 class         CUSIP     (x$1000)   Prn Amt    Prn Call Dscretn Mgrs  Sole       Shared None
---------------------          ------------- --------- ---------- ---------- --- ---- ------- ----- ---------- ------ --------
ACE Ltd.                       SHS           H0023R105     66,524  1,142,050 SH       Sole           1,066,750           75,300
Accenture Ltd.                 SHS CLASS A   G1151C101    198,949  4,682,250 SH       Sole           4,351,150          331,100
Aflac Inc.                     COM           001055102    313,502  6,062,701 SH       Sole           5,663,850          398,851
Aon Corp.                      COM           037389103    239,879  6,133,453 SH       Sole           5,731,103          402,350
Apache Corp.                   COM           037411105     83,599    855,150 SH       Sole             770,850           84,300
BB&T Corp.                     COM           054937107    145,938  6,060,538 SH       Sole           5,657,638          402,900
BCE Inc.                       COM NEW       05534B760    130,944  4,029,050 SH       Sole           3,640,350          388,700
BP PLC                         SPONSORED ADR 055622104     16,674    405,000 SH       Sole             275,100          129,900
Barrick Gold Corp.             COM           067901108     46,075    995,350 SH       Sole             790,800          204,550
BlackRock Inc.                 COM           09247X101     83,048    487,800 SH       Sole             456,150           31,650
Caterpillar Inc.               COM           149123101    224,147  2,848,841 SH       Sole           2,641,191          207,650
Chevron Corp.                  COM           166764100    167,583  2,067,650 SH       Sole           1,880,700          186,950
Cisco Systems Inc.             COM           17275R102    403,827 18,439,588 SH       Sole          17,215,400        1,224,188
Coca Cola Co.                  COM           191216100    386,262  6,600,515 SH       Sole           6,188,710          411,805
ConocoPhillips                 COM           20825C104    633,255 11,026,550 SH       Sole          10,329,950          696,600
Covidien PLC                   SHS           G2554F105    218,872  5,445,935 SH       Sole           5,083,985          361,950
Credit Suisse Group            SPONSORED ADR 225401108     57,222  1,344,500 SH       Sole           1,039,500          305,000
Goldman Sachs Group Inc.       COM           38141G104    214,549  1,483,950 SH       Sole           1,387,000           96,950
Honeywell International Inc.   COM           438516106    383,486  8,727,501 SH       Sole           8,234,251          493,250
JPMorgan Chase & Co.           COM           46625H100     44,062  1,157,388 SH       Sole           1,080,988           76,400
Johnson Controls Inc.          COM           478366107    322,715 10,580,810 SH       Sole           9,882,960          697,850
Lowe's Cos Inc.                COM           548661107    441,116 19,789,859 SH       Sole          18,506,259        1,283,600
Marathon Oil Corp.             COM           565849106    402,667 12,165,166 SH       Sole          11,381,516          783,650
Merck & Co. Inc.               COM           58933Y105    540,766 14,690,727 SH       Sole          13,723,333          967,394
MetLife Inc.                   COM           59156R108     99,999  2,600,750 SH       Sole           2,350,750          250,000
Microsoft Corp.                COM           594918104    337,401 13,777,100 SH       Sole          12,871,350          905,750
Molson Coors Brewing Co.       CL B          60871R209    175,699  3,720,860 SH       Sole           3,463,160          257,700
Newmont Mining Corp.           COM           651639106    410,476  6,535,205 SH       Sole           6,101,005          434,200
Occidental Petroleum Corp.     COM           674599105    470,528  6,009,300 SH       Sole           5,620,600          388,700
Owens-Illinois Inc.            COM NEW       690768403     67,862  2,418,450 SH       Sole           2,185,650          232,800
Pepsico Inc.                   COM           713448108    654,779  9,855,189 SH       Sole           9,217,044          638,145
Petroleo Brasileiro SA         SPONSORED ADR 71654V408     16,410    452,450 SH       Sole             344,700          107,750
Pfizer Inc.                    COM           717081103    605,475 35,263,557 SH       Sole          32,917,807        2,345,750
Qualcomm Incorporated          COM           747525103    352,616  7,815,079 SH       Sole           7,307,900          507,179
Robert Half International Inc. COM           770323103     20,566    791,000 SH       Sole             738,350           52,650
Sanofi-Aventis                 SPONSORED ADR 80105N105    488,344 14,687,050 SH       Sole          13,715,800          971,250
TD Ameritrade Holding Corp.    COM           87236Y108     67,136  4,157,000 SH       Sole           3,886,600          270,400
Texas Instruments Inc.         COM           882508104    356,051 13,119,038 SH       Sole          12,268,988          850,050
Textron Inc.                   COM           883203101     80,771  3,928,535 SH       Sole           3,726,185          202,350
Time Warner Inc.               COM NEW       887317303     45,889  1,497,200 SH       Sole           1,396,250          100,950
U.S. Bancorp                   COM NEW       902973304    297,311 13,751,650 SH       Sole          12,834,100          917,550
Viacom Inc.                    CL B          92553P201    462,779 12,787,479 SH       Sole          11,944,429          843,050
Vodafone Group PLC             SPONS ADR NEW 92857W209    458,929 18,497,758 SH       Sole          16,845,158        1,652,600
WellPoint Inc.                 COM           94973V107     58,251  1,028,450 SH       Sole             958,950           69,500
Wells Fargo & Co.              COM           949746101    428,811 17,063,712 SH       Sole          15,950,312        1,113,400
REPORT SUMMARY                 45                      11,721,744